UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22133

ALPS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg ALPS Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS (UNAUDITED)

September 30, 2008

	Shares	Market Value
COMMON STOCKS (94.03%)
DIVERSIFIED (10.10%)

Diversified Operations (2.70%)
Wendel Investissement	470	$36,789

Holding Companies-Diversified (7.40%)
HAL Trust	425	37,095
Leucadia National Corp.	1,405	63,843
		100,938

TOTAL DIVERSIFIED		137,727

FINANCIAL (82.48%)

Closed-End Funds (16.95%)
3i Infrastructure PLC	18,100	35,075
AP Alternative Assets LP	3,525	33,488
Candover Investments PLC	1,240	43,318
CVC, Ltd.	19,830	15,671
Electra Private Equity PLC (a)	1,085	23,823
Graphite Enterprise Trust PLC	3,975	25,088
HgCapital Trust PLC	1,800	25,312
Partners Group Global Opportunities, Ltd.	1,800	15,331
SVG Capital PLC	1,600	14,166
		231,272

Diversified Financial Services (15.76%)
Brait S.A.	7,410	16,011
Conversus Capital LP	2,965	63,599
Fortress Investment Group LLC, Class A	2,820	29,610
Onex Corp.	2,820	72,789
The Blackstone Group LP	2,150	32,981
		214,990

Investment Companies (32.61%)
American Capital Strategies, Ltd.	2,460	62,754
BlackRock Kelso Capital Corp.	1,675	19,313
Capital Southwest Corp.	275	39,063
CapMan OYJ, B Shares	6,546	17,049
Eurazeo	538	44,762
European Capital, Ltd.	4,810	23,091
KKR Financial Holdings LLC	1,850	11,766
KKR Private Equity Investors LP (a)	9,010	84,694

Macquarie International Infrastructure Fund, Ltd.	61,500	19,047
MVC Capital, Inc.	1,810	27,603
NGP Capital Resources Co.	1,300	18,941
Prospect Capital Corp.	1,575	20,176
Ratos AB, B Shares	2,530	56,638
		444,897

REITS (3.14%)
CapitalSource, Inc.	3,485	42,866

Venture Capital (14.02%)
3i Group PLC	6,030	75,900
Altamir Amboise	3,520	27,007
Deutsche Beteiligungs AG	1,255	23,410
Gimv N.V.	705	32,842
IP Group PLC (a)	5,500	8,898
Japan Asia Investment Co., Ltd.	4,000	7,672
NIF SMBC Ventures Co., Ltd. (a)	20	15,477
		191,206

TOTAL FINANCIAL		1,125,231

UTILITIES (1.45%)

Electric (1.45%)
Babcock & Brown Infrastructure Group	75,925	19,800

TOTAL UTILITIES		19,800

TOTAL COMMON STOCKS
(Cost $1,565,655)		1,282,758

SHORT-TERM INVESTMENTS (2.44%)
MONEY MARKET FUND (2.44%)

Dreyfus Cash Advantage Plus Fund (2.62% 7-Day Yield) (b)	33,223	33,223

TOTAL MONEY MARKET FUND		33,223

TOTAL SHORT TERM INVESTMENTS
(Cost $33,223)		33,223

TOTAL INVESTMENTS (96.47%)
(Cost $1,598,878)		$1,315,981

Other Assets In Excess Of Liabilities (3.53%)		48,194

NET ASSETS (100.00%)		$1,364,175

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. – Limited

N.V. – Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Public Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

(a) Non-Income Producing Security.

(b) Investments in other mutual funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Portfolio has invested.

See Notes to Quarterly Statement of Investments.

AVS LISTED PRIVATE EQUITY PORTFOLIO

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

September 30, 2008 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation:  For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Portfolio is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4 p.m. Eastern time). With respect to the Portfolio, such calculation is determined on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Portfolio’s Board of Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Amortized cost involves valuing an instrument at its original cost to a Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of a Portfolio will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees of the applicable Portfolio.

All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Trustees. The Portfolio generally values their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a readily available market does not exist, which are valued under the direction of the Board of Trustees or by the Sub-Advisor using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Fair Value Measurements: The Portfolio adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on December 31, 2007. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Portfolio investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 –  Quoted prices in active markets for identical investments

•                  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2008.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1-Quoted Prices	$1,315,981	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$1,315,981	—

(a) Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended September 30, 2008, the Portfolio did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Management has concluded there is no impact on the adoption of SFAS No. 159 on the Portfolio’s financial statements.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Portfolio uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Foreign Securities: The Portfolio may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate capital of the Portfolio, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Use of Estimates:  The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.  This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:  It is the policy of the Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Portfolio will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies’ separate accounts. The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. The Portfolio intends to comply with the diversification requirement. These requirements are in addition to the diversification requirement imposed on the Portfolio by Subchapter M and the 1940 Act.

Distributions to Shareholders: All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested, at net asset value, in additional shares of the Portfolio unless otherwise indicated. The Portfolio currently intends to declare and pay dividends, if any, on an annual basis. There is no fixed dividend rate and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. Any net capital gain earned by the Portfolio is distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Portfolio on the ex-dividend date.

Accounting Standards: In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. As of September 30, 2008, the Portfolio reviewed the tax positions and determined the implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset value of the Portfolio. The Portfolio files income tax returns in the U.S. federal jurisdiction and the State of Colorado. To our knowledge there are no federal or Colorado income tax returns currently under examination.

Recent Accounting Pronouncements: In March 2008, FASB issued FASB Statement No. 161, (“SFAS No. 161”) “Disclosures about Derivative Instruments and Hedging Activities”, which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Portfolio is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Portfolio’s financial statements.

2.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At September 30, 2008, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

AVS Listed
Private Equity Portfolio
Gross appreciation (excess of value over tax cost)	$18,402
Gross depreciation (excess of tax cost over value)	$(307,026)
Net unrealized appreciation/(depreciation)	$(288,624)
Cost of investments for income tax purposes	$1,604,605

Item 2. Controls and Procedures.

(a)            The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INSURANCE TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	November 26, 2008

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	November 26, 2008

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